Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	$ 46	$ 476	$ (1,023)
Automotive Consumer Computer and Communication Infrastructure [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	360	410	(62)
Analog MEMS and Microcontrollers [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	581	502	44
Power Discrete Products [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	139	179	40
Wireless [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	(812)	(483)	(356)
Reportable Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	268	608	(334)
Others [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Total consolidated operating income (loss)	$ (222)	$ (132)	$ (689)